DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2019
DISCONTINUED OPERATIONS
Schedule of financial results of the Food Supply Chain Entities

The financial results of the Food Supply Chain Entities are set out below. The assets, liabilities, revenue and expenses have been reclassified as discontinued operations to retrospectively reflect the changes for the year ended December 31, 2017 and 2018.

Schedule of nature of the relationships of discontinued operations with related parties

	For the year ended December 31,
	2017	2018	2019
	US$	US$	US$
Net revenues	84,181,695	36,455,296	732,551
Cost of revenues	(83,632,927)	(35,579,218)	(685,858)
Gross profit	548,768	876,078	46,693
Operating expenses	(167,481,208)	(123,465,792)	(1,268,897)
Loss from operations	(166,932,440)	(122,589,714)	(1,222,204)
Interest expense, net	(411,164)	(906,539)	(413,199)
Other income/(expenses), net	27,921	(33,191)	108,556
Loss before income tax	(167,315,683)	(123,529,444)	(1,526,847)
Provision for income tax	6,857,180	2,098,406	(181,423)
Loss from discontinuing operations attributable to owners of the Company	(160,458,503)	(121,431,038)	(1,708,270)

Schedule of balances due from/ to the related parties attributable to discontinued operations

As of December 31, 2017 and 2018, the following balances were due from/ to the related parties:

Current assets	As of December 31,
Amount due from related parties	2017	2018
	US$	US$

Zhejiang Sunward Fishery Restaurant Co., Ltd.	1,589,780	—	(i)
Shanghai Congshao Dessert Co., Ltd.	373,704	812,352	(i)
Shanghai Xiao Nan Guo Hai Zhi Yuan Restaurant Management Co., Ltd., net of allowance for doubtful account of $nil and $676,476 at December 31, 2017 and December 31, 2018, respectively	261,399	—	(i)
Shanghai Congshao Restaurant Management Co., Ltd.	154,276	85,235	(i)
Shanghai Zhonghengkuaijian Brand Management Co., Ltd.	136,392	195,739	(i)
Shenzhen Bangrun Commercial factoring Co., Ltd.	117,615	—	(i)
Shanghai Zhongxiao Brand Management Co., Ltd.	113,018	162,356	(i)
Nanjing Xinzijin Sunward Fishery Restaurant Co., Ltd.	110,753	—	(i)
Zhejiang Zhonggangjumei Supply Chain Management Co., Ltd.	59,610	—	(i)
Nanjing Jiangdong Sunward Fishery Restaurant Co., Ltd.	32,823	6,331	(i)
Shanghai Zhongyou Information Technology Co., Ltd.	32,309	48,244	(i)
Nanjing Yongji Sunward Fishery Restaurant Co., Ltd.	32,266	35,410	(i)
Shanghai Putuo Sunward Fishery Restaurant Co., Ltd.	24,974	9,722	(i)
CCLG	17,467	30,573	(i)
Tianjin Congshao Restaurant Management Co., Ltd.	3,036	—	(i)
Ningbo Tianyi Sunward Fishery Restaurant Co., Ltd.	1,648	—	(i)
Shenzhen Congshao Restaurant Management Co., Ltd.	1,517	1,636	(i)
Wuhan Congshao Restaurant Management Co., Ltd.	210	1,658	(i)
Shanghai Zhongmin Investment Development Group Co., Ltd.	—	909,025	(ii)
Ningbo Yinzhou Sunward Logistics Co., Ltd.	—	80,213	(i)
Shanghai Nuopin Company Management Co., Ltd.	—	123
Shanghai Shipin Company Management Co., Ltd.	—	92
Total	3,062,797	2,378,709

(i)	The amounts represent the receivables due from related parties relating to the online direct sales and online platform services.
(ii)	The amount represents the payable due from related parties relating to the daily operations.

Current liabilities	As of December 31,
Amount due to related parties	2017	2018
	US$	US$

Ms. Zhu	385,123	844,384	(iv)
Ms. Wang	—	395,832	(iv)
WM Ming Hotel Co., Ltd.	89,938	945,082	(iii)
Chung So Si Fong Dessert Limited	84,054	493,973	(iii)
Ningbo dongqian lake tourist resort Xiyue leisure tourism Co., Ltd.	38,424	—	(iii)
Shanghai MIN Zunshi Trading Co., Ltd.	3,483	3,647	(iii)
Ningbo Yinzhou Sunward Logistics Co., Ltd.	1,649	—	(iii)
Cong Shao (Macao) Star Dessert Co., Ltd	1,212	—	(iii)
Shanghai MIN Hongshi Trading Co., Ltd.	—	1,514,246	(iv)
Xiao Nan Guo (Group) Co., Ltd.	—	—	(iv)
Shanghai Xiao Nan Guo Restaurant Co., Ltd.	—	436,332	(iv)
Shanghai Zhongmin Investment Management Co., Ltd	—	407,243	(iv)
Hong Kong Sunward Fishery Restaurant Management Co., Ltd.	—	88,768	(iii)
Zhejiang Sunward Fishery Restaurant Co., Ltd.	—	5,084	(iii)
Tianjin Congshao Restaurant Management Co., Ltd.	—	118	(iii)
Total	603,883	5,134,709

(iii)	The amounts represent the payables due to related parties relating to online direct sales and online platform services.
(iv)	The amount represents the payable due to related parties relating to the daily operations.

Non-current liabilities	As of December 31,
Amount due to related parties	2017	2018
	US$	US$
Ms. Zhu	5,685,971	5,704,257	(v)
Shanghai Jiangbo Business Consulting Co., Ltd.	—	1,188,059	(vi)
Total	5,685,971	6,892,316

(v)

The amount represents the balance due to related parties relating to the loan borrowed from Ms. Zhu and maturity date on December 31, 2020. For the year ended December 31, 2018, interest expense incurred on loan from Ms. Zhu was $374,273.

The amount represents the balance due to related parties relating to the loan borrowed from Shanghai Jiangbo Business Consulting Co., Ltd. and maturity date on December 31, 2020.